Leases	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Leases

Note 6 - Leases

On May 10, 2020, Chemomab entered into an office and lab space lease agreement (hereinafter – “The Agreement” .(According to the Agreement, Chemomab  rented a space in Atidim Park, Tel-Aviv for a period of three years, through May 2023. Chemomab was granted an option to extend the lease term by additional three years.

On October 24, 2021, Chemomab signed an amendment to the Agreement ("The Amendment"). According to the Amendment, On December 12, 2021 Chemomab returned the previous office and lab space to the property owner and rented a larger space in Atidim Park Tel-Aviv, for a term of 3 years, through October 2024. In addition, Chemomab was granted an option to extend the lease term by additional three years. The annual rent and management fees are approximately $122 thousand. Pursuant to the Amendment, the bank guarantee issued in 2020 was canceled and a substitute bank guarantee of approximately $77 thousand was issued to the property owner during 2022.

The above operating leases are included in “Operating lease right-of-use assets” on the Company’s Consolidated Balance sheets as of December 31, 2022 and 2021 and represent the Company’s right to use the underlying asset for the lease term. The Company’s obligations to pay lease payments are included in the current liabilities as “Operating lease liabilities” and in the non-current liabilities as “Non-current operating lease liabilities” on the Company’s Consolidated Balance sheets as of December 31, 2022 and 2021. Based on the present value of the lease payments for the remaining lease term of the Company’s existing lease agreement, the Company recognized operating right-of-use assets and operating lease liabilities of approximately $345 thousand on December 12, 2021.

During the years ended December 31, 2022 and 2021, the Company recognized an increase in right of use assets of $17 thousand and $345 thousand, respectively.

As of December 31, 2022, and 2021 operating right-of-use asset was $227 thousand and $345 thousand, respectively. The operating lease liabilities were $214 thousand and $343 thousand, respectively.

As most of the Chemomab’s leases do not provide an implicit rate, Chemomab uses its incremental borrowing rate based on the information available at the commencement date of each lease in determining the present value of lease payments. Chemomab’s incremental borrowing rate is a hypothetical rate based on its estimation of what its credit rating would be the rate was 5% in 2022 and 5.2% in 2021.

Maturities of lease liabilities under noncancellable leases as of December 31, 2022, are as follows: (in thousands):

2023	126
2024	93
Total future minimum lease payments	219
Less imputed interest:	(5)
Present value of operating lease liabilities	214